RIGHT-OF-USE ASSETS	12 Months Ended
Jun. 30, 2024
RIGHT-OF-USE ASSETS

10. RIGHT-OF-USE ASSETS

Right-of-use assets consists of the following:

$
Balance, June 30, 2022	4,451,385
Additions during the year	-
Depreciation for the year	(694,730)
Impairment	(1,416,691)
Foreign exchange translation	55,085
Balance, June 30, 2023	2,395,049
Additions during the year	-
Depreciation for the year	(491,705)
Foreign exchange translation	57,139
Balance, June 30, 2024	1,960,483

Leased properties are amortized over the terms of their respective leases. During the year ended June 30, 2023, the Company closed its retail store locations in Western Canada and accordingly, existing long-term leases were terminated. The Company recorded impairment of $1,416,691 for the terminated right-of-use assets along with a forgiveness of lease liability in the amount of $1,598,497 (Note 15) and resulted a gain of $181,806 from impairment of right-of-use assets and extinguishment of lease liabilities. The Company wrote off the related lease deposits at amount of $129,680 as well and resulted a net gain of $52,126 from termination of leases. No such transactions occurred during the year ended June 30, 2024.